Consolidated Statement of Changes in Shareholders' Equity - USD ($)		Common Stock [Member]		Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Sep. 30, 2022			[1]	$ 153,647	$ 11,373,857	$ 11,527,504		$ 11,527,504
Balance, shares at Sep. 30, 2022	[1]	2,500,000
Dividend declared			[1]		(5,993,590)	(5,993,590)		(5,993,590)
Net income (loss)			[1]		454,415	454,415		454,415
Balance at Sep. 30, 2023			[1]	153,647	5,834,682	5,988,329		5,988,329
Balance, shares at Sep. 30, 2023	[1]	2,500,000
Net income (loss)			[1]		220,643	220,643		220,643
Balance at Sep. 30, 2024			[1]	153,647	6,055,325	6,208,972		6,208,972
Balance, shares at Sep. 30, 2024	[1]	2,500,000
Net income (loss)			[1]		(10,673,558)	(10,673,558)	(57,164)	(10,730,722)
Proceeds from initial public offering			[1]	3,399,229		3,399,229		3,399,229
Proceeds from initial public offering, net of offering cost, shares	[1]	187,500
Issuance of shares under 2025 Equity Incentive Plan			[1]
Grant shares, shares	[1]	512,500
Share-based compensation expense			[1]	6,355,000		6,355,000		6,355,000
Balance at Sep. 30, 2025			[1]	$ 9,907,876	$ (4,618,233)	$ 5,289,643	$ (57,164)	$ 5,232,479
Balance, shares at Sep. 30, 2025	[1]	3,200,000

[1]	Retroactively restated for effect of 1-for-8 reverse stock splits on November 14, 2025 and 2,000-for-1 forward split on April 11, 2023.